Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary Of Significant Accounting Policies
Schedule of new and amended standards adopted by the Group

New standards, Interpretations and amendments adopted by the Group		Effective date	Effects
IFRS 16	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback	January 1, 2024	none
IAS 1	Amendments to IAS 1: Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants	January 1, 2024	none
IAS 7 & IFRS 7	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements	January 1, 2024	none

New standards, Interpretations and amendments		Effective date	Effects
IAS 21	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	January 1, 2025	none
IFRS 18	New standard, IFRS 18 Presentation and Disclosures in Financial Statements	January 1, 2027	under assessment
IFRS 19	New standard, IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments	January 1, 2026	none
Annual improvements to IFRS – Volume 11	Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards: Hedge accounting by a first-time adopter	January 1, 2026	none
	Amendments to IFRS 7 Financial Instruments: Disclosures: Gain or loss on derecognition, Disclosure of deferred difference between fair value and transaction price, Introduction and credit risk disclosures	January 1, 2026	none
	Amendments to IFRS 9 Financial Instruments: Lessee derecognition of lease liabilities, Transaction price	January 1, 2026	none
	Amendments to IFRS 10 Consolidated Financial Statements: Determination of a ‘de facto agent’	January 1, 2026	none
	Amendments to IAS 7 Statement of Cash Flows: Cost method	January 1, 2026	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the application of the ‘own use’ exemption to Power Purchase Agreements (PPAs)	January 1, 2026	none

Schedule of maturity analysis for Group’s financial liabilities
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.
Balance as at December 31, 2024

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	20,852	132,489	33,349	683	187,373
Lease liabilities	2,508	5,203	5,083	16,147	28,941
Refund liabilities	19,650	6,491	—	—	26,141
Trade payables and accruals	35,522	—	—	—	35,522
Tax and employee-related liabilities (1)	13,107	—	—	—	13,107
Other liabilities	79	—	—	—	79
TOTAL	91,719	144,183	38,432	16,829	291,163
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.
Balance as at December 31, 2023

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	44,079	62,378	70,390	—	176,847
Lease liabilities	2,879	5,313	5,414	18,362	31,969
Refund liabilities	33,637	6,303	—	—	39,941
Trade payables and accruals	44,303	—	—	—	44,303
Tax and employee-related liabilities (1)	10,815	—	—	—	10,815
Other liabilities	34	—	—	—	34
TOTAL	135,747	73,995	75,804	18,362	303,908
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.
The maturity of the borrowings is as follows:

	Year ended December 31,
in € thousand	2024	2023
Between 1 and 3 years	132,489	62,378
Between 3 and 5 years	33,349	70,390
Over 5 years	683	—
NON-CURRENT BORROWINGS	166,521	132,768
Current borrowings	20,852	44,079
TOTAL BORROWINGS	187,373	176,847